Restructuring Plans	12 Months Ended
Jun. 30, 2025
Restructuring and Related Activities [Abstract]
Restructuring Plans	Restructuring Plans
2023 Restructuring Plan
On May 23, 2023, the Board of Directors approved the 2023 Plan which includes site consolidations, facilities moves and closures, as well as the relocation and requalification of certain manufacturing facilities. These restructuring actions were intended to realign our cost structure as part of a transformation to a simpler, more streamlined, resilient and sustainable business model. We evaluate restructuring charges in accordance with ASC 420, Exit or Disposal Cost Obligations, and ASC 712, Compensation-Nonretirement Post-Employment Benefits (ASC 712).
In fiscal 2025, these activities resulted in $53 million of charges primarily for impairment losses associated with the sale of our Newton Aycliffe business, impairment of ROU assets, employee termination costs, site move cost and accelerated depreciation. In fiscal 2024, these activities resulted in $27 million of charges primarily for acceleration of depreciation, write-off of property and equipment, and site move costs. In fiscal 2023, these activities resulted in $119 million of charges primarily for employee termination and the write-off of property and equipment, net of $65 million from reimbursement arrangements.
Activity and accrual balances for the 2023 Plan were as follows ($000):

	Severance	Asset Write-Offs	Other	Total Accrual
Balance - June 30, 2023	$64,379	$—	$—	$64,379
Restructuring charges (recoveries)	(129)	11,658	15,527	27,056
Payments	(13,189)	—	—	(13,189)
Asset write-offs and other	—	(11,658)	(15,527)	(27,185)
Balance - June 30, 2024	51,061	—	—	51,061
Restructuring charges	6,123	24,010	22,864	52,997
Payments	(12,954)	—	—	(12,954)
Asset write-offs and other	—	(24,010)	(22,864)	(46,874)
Balance - June 30, 2025	$44,230	$—	$—	$44,230
At June 30, 2025, $11 million and $34 million of accrued severance related costs were included in other accrued liabilities and other liabilities on our Consolidated Balance Sheet, respectively, and are expected to result in cash expenditures through fiscal 2028. The current year severance related net charges are primarily comprised of accruals and adjustments for severance pay for employees being terminated due to the consolidation of certain manufacturing sites, with severance recorded in accordance with ASC 712. The fiscal 2024 severance related recoveries are primarily comprised of adjustments to accruals for severance pay for employees being terminated due to the consolidation of certain manufacturing sites, with severance recorded in accordance with ASC 712.
By segment in fiscal 2025, $45 million, $7 million and $1 million of restructuring costs were incurred in the Datacenter & Communications, Industrial and Corporate segments, respectively. By segment in fiscal 2024, $16 million, $10 million and $1 million of restructuring costs (recoveries) were incurred in the Datacenter & Communications, Industrial and Corporate segments, respectively. Restructuring charges and recoveries are recorded in Restructuring charges in our Consolidated Statements of Earnings (Loss).
2025 Restructuring Plan
Commencing in the quarter ended March 31, 2025, and as part of the ongoing strategic review of the Company’s business, the Company’s management approved the 2025 Plan. In connection therewith, the Company expects to incur charges for related severance and benefits, lease and contract termination costs, asset write-offs, facilities move and other restructuring costs. We evaluate restructuring charges in accordance with ASC 420 and ASC 712.
In fiscal 2025, these activities resulted in $107 million of charges primarily for the write-off of property and equipment and ROU assets, employee and contract termination costs. We expect the restructuring actions to be substantially completed by the end of fiscal 2026. However, the actual timing and costs associated with these restructuring actions may differ from our current expectations and estimates and such differences may be material.
Activity and accrual balances for the 2025 Plan were as follows for fiscal 2025 ($000):

	Severance	Asset Write-Offs	Other	Total Accrual
Balance - June 30, 2024	$—	$—	$—	$—
Restructuring charges	23,983	59,068	24,033	107,084
Payments	(7,261)	(48,574)	(4,136)	(59,971)
Balance - June 30, 2025	$16,722	$10,494	$19,897	$47,113
At June 30, 2025, $17 million of accrued severance related costs were included in other accrued liabilities and are expected to result in cash expenditures primarily through fiscal 2026. The current year severance related net charges are primarily comprised of accruals for severance and pay for employees being terminated due to the consolidation of certain manufacturing sites as well as workforce reductions, with severance recorded in accordance with ASC 712. At June 30, 2025, total liabilities for asset write-offs and other contract costs of $19 million and $12 million were included in other accrued liabilities and other liabilities on our Consolidated Balance Sheet, respectively.
By segment, in fiscal 2025, $28 million, $72 million and $7 million of restructuring costs were incurred in the Datacenter & Communications, Industrial and Corporate segments, respectively. Restructuring charges and recoveries are recorded in Restructuring charges in our Consolidated Statements of Earnings (Loss).